LEASING - Narrative (Details) SFr in Thousands	12 Months Ended
	Dec. 31, 2024 CHF (SFr)	Dec. 31, 2023 CHF (SFr)
Disclosure Of Leases [Abstract]
Weighted average discount rate	0.055	0.050
Additions to right-of-use assets	SFr 126,300	SFr 56,200